SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Liability for employee benefits	$ 175
Assets for employee benefits	209
Lease agreements - IFRS 16 right of use assets	1,700
Lease agreements - IFRS 16 lease liabilities	$ 1,700